Schedule of Realized Capital Gains (Losses) by Transaction Type (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gain (Loss) on Investments [Line Items]
Impairment write-downs	[1]	$ (285)	$ (5,370)	$ (15,303)
Change in intent write-downs	[1]			(654)
Net OTTI losses recognized in earnings		(285)	(5,370)	(15,957)
Sales		(1,548)	19,196	(6,185)
Valuation of equity investments	[1],[2]	(19,359)
Valuation and settlements of derivative instruments		638	52,506	23,781
Realized capital gains (losses)		$ (20,554)	$ 66,332	$ 1,639

[1]	Due to the adoption of the recognition and measurement accounting standard, equity securities are reported at fair value with changes in fair value recognized in valuation of equity investments and are no longer included in impairment write-downs, change in intent write-downs and sales.
[2]	Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.